Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Share Capital	Reserves Options	Reserves Warrants	Deficit	Total
Balance at Feb. 04, 2021	$ 1				$ 1
Balance (in Shares) at Feb. 04, 2021	100
Private placement, net of share issue costs	$ 7,032,152				7,032,152
Private placement, net of share issue costs (in Shares)	11,403,000
Share-based payment		638,551			638,551
Net loss for the period				(2,111,582)	(2,111,582)
Balance at Oct. 31, 2021	$ 8,439,234	638,551	284,500	(2,111,582)	7,250,703
Balance (in Shares) at Oct. 31, 2021	47,803,100
Shares issued pursuant to asset purchase agreement	$ 1,367,668				1,367,668
Shares issued pursuant to asset purchase agreement (in Shares)	36,000,000
Shares issued to finder	$ 323,913				323,913
Shares issued to finder (in Shares)	400,000
Warrants issued pursuant to the Separation and Distribution Agreement	$ (284,500)		284,500		284.5
Private placement, net of share issue costs	$ 4,034,391				4,034,391
Private placement, net of share issue costs (in Shares)	4,717,000
Shares issued to agents	$ 36,635				36,635
Shares issued to agents (in Shares)	46,050
Share-based payment		493,154			493,154
Net loss for the period				(5,945,556)	(5,945,556)
Balance at Oct. 31, 2022	$ 12,510,260	$ 1,131,705	$ 284,500	$ (8,057,138)	$ 5,869,327
Balance (in Shares) at Oct. 31, 2022	52,566,150